Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Loss Per Share
Summary of computation of loss per share attributable to RSI and weighted-average shares of the Company's Class A common stock outstanding

The basic and diluted loss per share for the three months ended March 31, 2021 are as follows (amounts in thousands, except for share and per share amounts):

Numerator:
Net loss	$(76)
Less: Net loss attributable to noncontrolling interests	(59)
Net loss attributable to Rush Street Interactive, Inc. – basic	$(17)
Effect of dilutive securities:
Warrants, net of amounts attributable to noncontrolling interests	(9,569)
Net loss attributable to Rush Street Interactive, Inc. – diluted	$(9,586)
Denominator:
Weighted average common shares outstanding – basic	46,955,262
Weighted average effect of dilutive securities:
Public Warrants(1)	3,770,106
Private Placement and Working Capital Warrants(1)	2,690,120
Weighted average common shares outstanding – diluted	53,415,488

Net loss per Class A common share – basic	$(0.00)
Net loss per Class A common share – diluted	$(0.18)
(1)	Calculated using the treasury stock method.

The computation of net earnings per share attributable to RSI and weighted-average shares of the Company’s Class A Common Stock outstanding for the year ended December 31, 2020 are as follows (amounts in thousands, except for share and per share amounts):

Numerator:
Net loss	$(131,645)
Less: Net loss attributable to RSILP prior to the Business Combination	(136,323)
Less: Net income attributable to noncontrolling interests after the Business Combination	3,597
Net income attributable to Rush Street Interactive, Inc. – basic	$1,081
Effect of dilutive securities:
Public, Private Placement and Working Capital Warrants, net of amounts attributable to noncontrolling interests	(1,656)
Net loss attributable to Rush Street Interactive, Inc. – diluted	$(575)
Denominator:
Weighted average common shares outstanding – basic	43,579,704
Weighted average effect of dilutive securities:
Public Warrants(1)	5,481,341
Private Placement and Working Capital Warrants(1)	3,181,561
Weighted average common shares outstanding - diluted	52,242,606

Net income per Class A common share – basic	$0.02
Net loss per Class A common share – diluted	$(0.01)

(1)	Calculated using the treasury stock method.

Summary of securities excluded from computation of diluted shares outstanding, as their effect would have been anti-dilutive

The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

RSILP Units(1)	160,000,000
Unvested Restricted Stock Units	2,928,025
(1)

These RSILP Units are held by the Sellers pursuant to the Business Combination, and may be exchanged, subject to certain restrictions, for Class A Common Stock. Upon exchange of an RSILP Unit, a share of Class V Common Stock is cancelled.

The Company excluded the following securities from its computation of diluted shares outstanding, as their effect would have been anti-dilutive:

RSILP Units(1)	160,000,000
Earnout Interests – Class A Common Stock(2)	1,212,813

(1)

These RSILP Units are held by the Sellers, pursuant to the Business Combination, and may be exchanged, subject to certain restrictions, for Class A Common Stock. Upon exchange of an RSILP Unit, a share of Class V Common Stock is cancelled. These amounts include 15,000,000 RSILP Units issued to the Sellers in the Business Combination that remain subject to certain restrictions pending the achievement (if any) of certain earnout targets.

(2)	These Earnout Interests represent the Class A common shares held by the Founder Holders pursuant to the Business Combination.